23. Quarterly Financial Data (Unaudited) (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Interest income	$ 5,848,970	$ 5,939,735	$ 5,751,184	$ 5,866,800	$ 5,788,813	$ 5,829,041	$ 5,714,147	$ 5,618,276	$ 23,406,689	$ 22,950,277
Interest expense	613,362	632,470	672,304	727,514	723,449	761,009	777,996	793,290	2,645,650	3,055,744
Provision for loan losses	135,000	75,000	150,000	150,000	135,000	135,000	135,000	135,000	510,000	540,000
Non-interest income	1,332,892	1,299,995	1,304,481	1,212,787	1,246,348	1,244,680	1,337,222	1,313,501	5,150,155	5,141,751
Non-interest expense	4,802,530	4,531,874	4,779,840	4,696,729	4,417,782	4,411,428	4,488,406	4,712,196	18,810,973	17,585,980
Net income	$ 1,198,224	$ 1,439,822	$ 1,077,704	$ 1,109,841	$ 1,391,768	$ 1,377,189	$ 1,284,386	$ 1,071,565	$ 4,825,591	$ 5,124,908
Earnings per common share	$ 0.24	$ 0.29	$ 0.21	$ 0.22	$ 0.28	$ 0.28	$ 0.26	$ 0.22	$ 0.96	$ 1.03